Revenue (Tables)	6 Months Ended
Feb. 28, 2019
Revenue [Abstract]
Contract assets and liabilities
	Contract	Contract
	Assets	Liabilities
Opening balance, as at September 1, 2018	135	244
Increase in contract assets from revenue recognized during the period	86	-
Contract assets transferred to trade receivables	(72)	-
Contract terminations transferred to trade receivables	(4)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(232)
Increase in contract liabilities during the period	-	222
Ending balance, as at February 28, 2019	145	234

Deferred commission cost assets
	Six months ended February 28,
	2019	2018
Opening balance, as at September 1, 2018	75	57
Additions to deferred commission cost assets	37	31
Amortization recognized on deferred commission cost assets	(31)	(24)
Ending balance, as at February 28, 2019	81	64

Disaggregation of revenue
	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Services
Wireline - Consumer	923	926	1,859	1,861
Wireline - Business	148	140	295	280
Wireless	169	134	336	261
	1,240	1,200	2,490	2,402
Equipment and other
Wireless	78	130	184	174
	78	130	184	174
Intersegment eliminations	(2)	(1)	(3)	(2)
Total revenue	1,316	1,329	2,671	2,574

Remaining performance obligations
	Within	Within
	1 year	2 years	Total
Wireline	682	175	857
Wireless	318	127	445
Total	1,000	302	1,302